NATIXIS FUNDS TRUST I
NATIXIS FUNDS TRUST II
NATIXIS FUNDS TRUST IV
NATIXIS ETF TRUST
NATIXIS ETF TRUST II
LOOMIS SAYLES FUNDS I
LOOMIS SAYLES FUNDS II
GATEWAY TRUST
(each a “Trust”
and
collectively, the “Trusts”)
Supplement dated August 4, 2021, to the Loomis Sayles
Funds
Summary Prospectuses, Prospectuses and Statements of Additional Information, each dated February 1, 2021 and May 1, 2021, Natixis Funds Summary Prospectuses, Prospectuses and Statements of Additional Information, each dated February 1, 2021, April 1, 2021, May 1, 2021, June 1, 2021 and the Natixis ETFs Summary Prospectuses, Prospectuses and Statements of Additional Information, each dated May 1, 2021, as may be revised or supplemented from time to time, for the following funds:

AEW Global Focused Real Estate Fund	Loomis Sayles Securitized Asset Fund
AlphaSimplex Global Alternatives Fund	Loomis Sayles Senior Floating Rate and Fixed Income Fund
AlphaSimplex Managed Futures Strategy Fund
Gateway Fund Gateway Equity Call Premium Fund	Loomis Sayles Small Cap Growth Fund Loomis Sayles Small Cap Value Fund
Loomis Sayles Bond Fund	Loomis Sayles Small/Mid Cap Growth Fund
Loomis Sayles Core Plus Bond Fund Loomis Sayles Credit Income Fund	Loomis Sayles Strategic Alpha Fund Loomis Sayles Strategic Income Fund
Loomis Sayles Fixed Income Fund	Mirova Global Green Bond Fund
Loomis Sayles Global Allocation Fund	Mirova Global Sustainable Equity Fund
Loomis Sayles Global Bond Fund	Mirova International Sustainable Equity Fund
Loomis Sayles Global Growth Fund	Mirova U.S. Sustainable Equity Fund
Loomis Sayles Growth Fund	Natixis Loomis Sayles Short Duration Income ETF
Loomis Sayles High Income Fund	Natixis Oakmark Fund
Loomis Sayles High Income Opportunities Fund	Natixis Oakmark International Fund
Loomis Sayles Inflation Protected Securities Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Institutional High Income Fund	Natixis U.S. Equity Opportunities ETF
Loomis Sayles Intermediate Duration Bond Fund	Natixis Vaughan Nelson Mid Cap ETF
Loomis Sayles Intermediate Municipal Bond Fund	Natixis Vaughan Nelson Select ETF
Loomis Sayles International Growth Fund	Vaughan Nelson Mid Cap Fund
Loomis Sayles Investment Grade Bond Fund	Vaughan Nelson Select Fund
Loomis Sayles Investment Grade Fixed Income Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Limited Term Government and Agency Fund
(each a “Fund” and together the “Funds”)
Effective July 30, 2021, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectuses and statements of additional information of the Funds are revised accordingly:

Current Name	New Name
Natixis Advisors, L.P.	Natixis Advisors, LLC
Natixis Distribution, L.P.	Natixis Distribution, LLC
Effective July 30, 2021, Russell L. Kane resigned as Secretary, Clerk and Chief Legal Officer of the Trusts. Accordingly, effective immediately all references to Russell L. Kane are removed from each Statement of Additional Information.

Effective July 30, 2021, Natalie R. Wagner has been appointed as Chief Legal Officer of the Trusts. Accordingly, the “Officers of the Trust(s)” table located in the sub-section
“Trustees and Officers” within the section “Management of the Trust(s)” in each Statement of Additional Information is hereby amended to include the following:

Name and Year of Birth	Position(s) Held with the Trust(s)	Term of Office 1 and Length of Time Served	Principal Occupation(s) During Past 5 Years 2
OFFICERS OF THE TRUST
Natalie R. Wagner (1979)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Since May 2021	Formerly, Vice President, Head of Corporate Compliance, Global Atlantic Financial Group

	Chief Legal Officer	Since July 2021

1
Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws
until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

2
Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with Natixis Distribution, LLC, Natixis Advisors, LLC or Loomis, Sayles & Company, L.P. are omitted, if not materially different from a Trustee’s or officer’s current position with such entity.

NATIXIS FUNDS TRUST IV
(the “Trust”)
Supplement dated August 4, 2021 to the Summary
Prospectuses
, Prospectus
and
Statement of Additional Information, each dated June 1, 2021, as may be revised or supplemented from time to time, for the following funds:

Natixis Sustainable Future 2015 Fund ®	Natixis Sustainable Future 2040 Fund ®
Natixis Sustainable Future 2020 Fund ®	Natixis Sustainable Future 2045 Fund ®
Natixis Sustainable Future 2025 Fund ®	Natixis Sustainable Future 2050 Fund ®
Natixis Sustainable Future 2030 Fund ®	Natixis Sustainable Future 2055 Fund ®
Natixis Sustainable Future 2035 Fund ®	Natixis Sustainable Future 2060 Fund ®
(each a “Fund” and together the “Funds”)
Effective July 30, 2021, the names of the following entities are changed as set forth below and all references to such entities in the summary prospectuses, prospectus and statement of additional information of the Funds are revised accordingly:

Current Name	New Name
Active Index Advisors ® & Managed Portfolio Advisors ®	Natixis Investment Managers Solutions
Natixis Advisors, L.P.	Natixis Advisors, LLC
Natixis Distribution, L.P	Natixis Distribution, LLC
Effective July 30, 2021, Russell L. Kane resigned as Secretary, Clerk and Chief Legal Officer of the
Trust
. Accordingly, effective immediately all references to Russell L. Kane are removed from the Statement of Additional Information.
Effective July 30, 2021, Natalie R. Wagner has been appointed as Chief Legal Officer of the Trust. Accordingly, the “Officers of the Trust” table located in the sub-section
“Trustees and Officers” within the section “Management of the Trust” in the Statement of Additional Information is hereby amended to include the following:

Name and Year of Birth	Positions Held with the Trust	Term of Office 1 and Length of Time Served	Principal Occupations During Past 5 Years 2
OFFICERS OF THE TRUST
Natalie R. Wagner (1979)	Chief Compliance Officer, Assistant Secretary and Anti-Money Laundering Officer	Since May 2021	Formerly, Vice President, Head of Corporate Compliance, Global Atlantic Financial Group

	Chief Legal Officer	Since July 2021

1
Each officer of the Trust serves for an indefinite term in accordance with the Trust’s current by-laws
until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

2
Each person listed above, except as noted, holds the same position(s) with the Fund Complex. Previous positions during the past five years with Natixis Distribution, LLC, Natixis Advisors, LLC, or Loomis, Sayles & Company, L.P. are omitted, if not materially different from a Trustee’s or officer’s current position with such entity.